INCOME TAX AND DEFERRED TAX (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reduction in the applicable rate [Abstract]
Income tax rate	35.00%	35.00%	35.00%
Additional tax depending on dividends distributed at the rate of 30%	7.00%
Additional tax depending on dividends distributed at the rate of 25%	13.00%
Tax Adjustment For Inflation [Abstract]
Percentage of tax adjustment	100.00%
Tax adjustment period	36 months
Percentage of tax adjustment, condition one	33.00%
Percentage of tax adjustment, condition two	66.00%
Bottom of Range [Member]
Tax Revaluation [Abstract]
Special tax, percentage	8.00%
Top of Range [Member]
Tax Revaluation [Abstract]
Special tax, percentage	15.00%
2018 [Member]
Reduction in the applicable rate [Abstract]
Income tax rate	30.00%
2019 [Member]
Reduction in the applicable rate [Abstract]
Income tax rate	30.00%
2020 and Onwards [Member]
Reduction in the applicable rate [Abstract]
Income tax rate	25.00%